LOANS AND ADVANCES TO CUSTOMERS MEASURED AT AMORTIZED COST (Details 4) R$ in Thousands	Dec. 31, 2025 BRL (R$)
Sensitivity Analysis Simulation 1 [Member]
IfrsStatementLineItems [Line Items]
Weighting	100.00%
Constitution/ (Reversal)	R$ (320,747)
Sensitivity Analysis Simulation 2 [Member]
IfrsStatementLineItems [Line Items]
Weighting	100.00%
Constitution/ (Reversal)	R$ (624,285)
Sensitivity Analysis Simulation 3 [Member]
IfrsStatementLineItems [Line Items]
Weighting	100.00%
Constitution/ (Reversal)	R$ 813,197